SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation and consolidation

A. Basis of presentation and consolidation

The CFS and related notes include all the accounts of the Company and its wholly owned subsidiaries. The CFS are prepared in accordance with accounting principles generally accepted in the U.S. of America (“U.S. GAAP”). All intercompany transactions have been eliminated in consolidation.

Business combination and non-controlling interests

B. Business combination and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standard Codifications (“ASC”) 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

For the Company’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests are a minority shareholder’s 20% ownership of Performance Plus. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and are separately disclosed in the Company’s consolidated statements of operations to distinguish the interests from that of the Company.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Use of estimates and assumptions

C. Use of estimates and assumptions

The preparation of CFS in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the CFS and related notes. Significant accounting estimates include the fair value of financial asset – contingent consideration asset, allowance for accounts receivable, useful life of property and equipment and intangible assets and impairment of goodwill and intangible assets with indefinite lives. Actual amounts could differ from those estimates.

Functional currency

D. Functional currency

The functional currency and presentation currency of the Company and its Hong Kong subsidiaries is the Hong Kong dollar (“HKD”). The determination of functional currency is based on the criteria of ASC as promulgated by Financial Accounting Standards Board (“FASB”) ASC 830, Foreign Currency Matters. The presentation currency of the Company is HKD as Hong Kong is the primary economic environment in which the Company operates.

Convenience translation

E. Convenience translation

Translations of amounts in the CFS from HKD into US$ as of and for the year ended June 30, 2025 are solely for the convenience of the readers and were calculated at US$1.00 = HKD7.8, with reference to the pegged rate within the band of HKD7.75-HKD7.85 to US$1 as determined by the Linked Exchange Rate System in Hong Kong. The Company makes no representation the HKD amounts could have been converted, realized or settled into US$ at such rate.

Fair value of financial instruments

F. Fair value of financial instruments

The accounting standards regarding fair value (“FV”) of financial instruments and related FV measurements defines financial instruments and requires disclosure of the FV of financial instruments held by the Company. The Company considers the carrying amount of current assets and liabilities to approximate their FVs because of their short-term nature.

The accounting standards define FV, establish a three-level valuation hierarchy for disclosures of FV measurements and enhance disclosure requirements for FV measures. The three levels are defined as follow:

Level 1:	Inputs such as unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2:	Inputs — quoted prices, not included in Level 1, for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:	Inputs — inputs based upon prices or valuation techniques that are unobservable and significant to the FV.

Financial instruments of the Company are primarily comprised of cash and cash equivalents, accounts receivable, other current assets, income tax receivable, financial assets – contingent consideration asset, accounts payable, accrued expenses and other current liabilities, advance from customers, bank loans and income tax payable. As of June 30, 2024 and 2025, except for financial assets – contingent consideration asset which is measured at fair value under Level 3, the carrying values of these financial instruments approximated their FVs because of the short-term nature of these instruments.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Cash and cash equivalents

G. Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and bank deposits. The Company mainly maintains its cash at banks in Hong Kong and has not experienced any losses from such concentrations.

Financial asset – contingent consideration asset

H. Financial asset – contingent consideration asset

The Company recognizes contingent consideration asset arising from business combinations as a financial asset when it represents a right to receive a refund or clawback of previously transferred consideration (e.g., from a profit guarantee arrangement). Such assets are initially measured at fair value on the acquisition date and included for the purpose of calculating goodwill under ASC 805, Business Combinations.

Contingent consideration asset is classified as financial assets under ASC 825, Financial Instruments, and are measured at fair value through profit or loss. Fair value is determined using valuation techniques such as discounted cash flow models, incorporating probability-weighted expected cash flows, discount rates reflecting the Company’s incremental borrowing rate or market rates, and other relevant inputs. Changes in fair value are recognized in the consolidated statements of operations as a component of other income (expense), in the period of change.

The Company derecognizes the financial asset upon settlement (e.g., receipt of payment), expiration of the right, or when the asset is transferred and the transfer qualifies for derecognition.

For the year ended June 30, 2025, the Company acquired Top Spin which indirectly holds Care U, a Hong Kong-based provider of nursing solution services. As part of the acquisition, the Company received a two-year profit guarantee from the vendor, entitling the Company to a refund each of the two years if Care U’s net income for the year ending June 30, 2026 and 2027, falls below an agreed target.

The contingent consideration asset recognized at a fair value of HKD1,680,000 (US$215,385) on the acquisition date is measured on a recurring basis using significant unobservable (Level 3) inputs. It was determined using a discounted cash flow model with a 5.25% discount rate and probability-weighted estimates of profit shortfalls.

The reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 are as follows:

Fair Value
Financial asset – contingent consideration asset	HKD
Balance as of January 1, 2023, December 31, 2023 and June 30, 2024	—
Addition	1,680,000
Change of fair value recognized in other income (expense)	—
Balance as of June 30, 2025	1,680,000
Balance as of June 30, 2025 (US$)	215,385

Expected credit loss and accounts receivable

I. Expected credit loss and accounts receivable

Accounting Standards Update (ASU) 2016-13, “Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments” (Topic 326) requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred.

Accounts receivable is stated at its original invoiced amount. To determine the extent of related collection risk on the accounts receivable, the Company adopted the expected credit losses (“CECL”) model, which is based on management’s historical collection experience, age of the receivable, the economic environment, industry trend analysis, and the current credit profile and financial condition of the customers. The Company classifies its customers into categories with similar risk characteristics. Each risk category is assigned a base loss rate, which is adjusted upwards using an aging matrix. Management reviews its receivables on a regular basis to determine if the allowance for expected credit losses is adequate and adjusts the allowance, including the base loss rate and adjustment factors, when necessary. Delinquent account balances are written-off against the allowance for expected credit losses after all means of collection have been exhausted and that the likelihood of collection is not probable.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Deferred offering cost

J. Deferred offering cost

Deferred offering cost consists primarily of legal, accounting, underwriting fees and other costs incurred in connection with the Company’s IPO in the United States. These costs, together with the underwriting discounts and commissions, were charged to additional paid-in capital upon completion of the IPO during the year ended June 30, 2025.

Property and equipment, net

K. Property and equipment, net

Property and equipment primarily consists of leasehold improvement and office equipment and other, which is stated at cost less accumulated depreciation less any impairment losses. The cost of property and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Depreciation is computed using the straight-line method based on the estimated useful life.

Fixed Asset Category	Useful lives
Office equipment and other	5 years
Leasehold improvements	Shorter of lease term or life of underlying assets

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations.

Intangible assets

L. Intangible assets

Intangible assets consist of trademark and customer relationship, which are stated at cost less accumulated amortization less any impairment losses. Amortization is computed using the straight-line method based on the estimated useful life.

Intangible Asset Category	Useful lives
Trademark	Indefinite
Customer relationship	20 years

Impairment of long-lived assets and intangible assets with definite lives

M. Impairment of long-lived assets and intangible assets with definite lives

The Company reviews long-lived assets including intangible assets with definite lives for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the FV of the assets. No impairment of long-lived assets was recognized for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025.

Goodwill

N. Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination, accounted for under ASC 805, Business Combinations.

Goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate potential impairment, in accordance with ASC 350, Intangibles—Goodwill and Other. The Company has the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates potential impairment, a quantitative impairment test is required. Otherwise, no further testing is needed. The quantitative impairment test compares the fair value of each reporting unit determined using valuation techniques, with its carrying amount, including goodwill. If the carrying amount exceeds the fair value, an impairment charge is recognized for the excess, limited to the goodwill allocated to the reporting unit. Impairment testing involves significant management judgment, including identifying reporting units, allocating assets, liabilities, and goodwill to reporting units, and estimating fair values using assumptions.

During the year ended June 30, 2025, the Company acquired Top Spin and have consolidated their financial results in the consolidated financial statements since the date of acquisition. As the result of acquisition, goodwill amounted to HKD69,517,007 (US$8,912,437) was recognized and allocated entirely to the reporting unit of Care U within the segment of nursing solution services during the year ended June 30, 2025. As of June 30, 2025, a qualitative assessment was performed post-acquisition, considering factors such as stable demand for nursing services, positive financial performance, and no adverse regulatory changes. No impairment indicators were identified, and it was more likely than not that the fair value of the Care U reporting unit exceeded its carrying amount, thus no impairment of goodwill was recognized.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Operating leases

O. Operating leases

The Company leases its offices under operating leases in accordance with ASU 2016-02, Leases (Topic 842). Operating leases are recorded in the balance sheet as right-of-use (“ROU”) assets and lease liabilities, initially measured at the present value of the lease payments. The Company elected the short-term lease exemption for lease terms of 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment. There was no impairment of ROU assets during the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025, respectively.

Revenue recognition

P. Revenue recognition

The Company follows FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

In accordance with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

Step 1:	Identify the contract with the customer;

Step 2:	Identify the performance obligations in the contract;

Step 3:	Determine the transaction price;

Step 4:	Allocate the transaction price to the performance obligations in the contract; and

Step 5:	Recognize revenue when the Company satisfies a performance obligation.

The Company operates as a human resources solutions provider, specializing in offering comprehensive human resources solutions to its customers in three reportable segments.

1.	Professional solution services — delivery of accounting and auditing, company secretarial, and financial and compliance advisory services;

2.	Nursing solution services — delivery of temporary healthcare services to institutional clients, including social service organizations and nursing home and individuals; and

3.	Logistics and other solution services — delivery of logistics and warehouse human resources solutions services to corporate customers.

The professional solution services arrangements are provided primarily at a fixed fee. The nursing solution and logistics and other solution services arrangements are primarily provided on an hourly basis, and the Company generally invoices its customers monthly or bimonthly in arrears for these services based on actual hours and expenses incurred. Revenues are recognized when services are delivered. Typical payment terms require the customers to pay within 30 days from the invoice date.

The Company generally recognizes human resources solutions service income on a gross basis as the Company has control of the services before they are delivered to the Company’s customers. In drawing this conclusion, the Company considers various factors, including latitude in establishing the sales price, discretion in the vendor selection and that the Company is the primary obligor in the Company’s service arrangements.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Cost of revenue

Q. Cost of revenue

Cost of revenue consists primarily of staff cost and cost to independent contractors incurred in the provision of comprehensive human resources solutions. These costs are charged to the consolidated statements of operations as incurred.

General and administrative expenses

R. General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits and stock compensation expenses for employees, office rental, professional service fees, depreciation and amortization.

Share-based compensation

S. Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Stock Compensation, which requires the measurement and recognition of compensation cost for all share-based payment arrangements at fair value. ASC 718 establishes fair value as the measurement objective for share-based payment arrangements transactions with employees and for transactions in which the Company acquires goods or services from non-employees in exchange for equity instruments. The fair value of equity-classified awards, such as shares, stock options or restricted stock, is determined at the grant date and recognized over the requisite service period, if any.

During the year ended June 30, 2025, the Company issued 2,682,000 ordinary shares, par value US$0.0001 per share, to employees under the 2025 Equity Incentive Plan on May 30, 2025. The fair value of the shares, totaling HKD11,129,227 (US$1,426,824), was determined using the market price of US$0.532 per share at the grant date. As the shares were issued with no vesting period, the full fair value was recognized immediately as stock compensation expense in the consolidated statements of operations, classified within general and administrative. No forfeiture adjustments were applied, as the awards were fully vested upon issuance.

Income taxes

T. Income taxes

The Company accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recorded for using the balance sheet asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent it is probable that taxable income will be generated to utilize net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. There were no uncertain tax positions as of June 30, 2024 and 2025, and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Earnings (loss) per share

U. Earnings (loss) per share

Earnings (loss) per share (“EPS”) is calculated in accordance with ASC 260, Earnings per Share. Basic EPS is computed by dividing the net income attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. During the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025, the Company had no dilutive securities.

Segment reporting

V. Segment reporting

The Company follows FASB ASC Topic 280, Segment Reporting, which requires the disclosure of segment information based on how management allocates resources to segments and evaluates their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”). The CODM, which is the chief executive officer, makes decisions about resources to be allocated to the segment and assess each operating segment’s performance.

The Company operates in three segments, (1) professional solution services, (2) nursing solution services and (3) logistics and other solution services, of which the CODM assesses the performance and allocates resources.

The accounting policies of these segments are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the segments and decides how to allocate resources based on net income that also is reported on the income statement as consolidated net income. The measure of segment assets is reported on the balance sheet as total consolidated assets. The CODM uses net income to evaluate income generated from segment assets (return on assets) in deciding whether to reinvest profits into the segments or into other parts of the entity, such as for acquisitions or to pay dividends.

Related parties

W. Related parties

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Commitment and contingencies

X. Commitment and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC 450-20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recently issued accounting pronouncements

Y. Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures requiring enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retroactive application is permitted.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures. This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027.

The Company is reviewing the impact of these accounting pronouncements but does not currently expect the adoption of these standards to have a material impact on its CFS.